[PROTECTIVE LETTERHEAD]

MAX BERUEFFY
Senior Associate Counsel
Writer’s Direct Number: (205) 268-3581
Facsimile Number: (205) 268-3597
Toll-Free Number: (800) 627-0220

October 27, 2006

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:	Post-Effective Amendment No. 5
Protective Life Insurance Company
Protective Variable Annuity Separate Account
File Nos. 811-8108 and 333-116814

Commissioners:

On behalf of Protective Life Insurance Company (“the Company”) and Protective Variable Annuity Separate Account (the “Account”), we are transmitting for filing with the Commission pursuant to the Securities Act of 1933, the Investment Company Act of 1940, and Rule 101(a) of Regulation S-T, a conformed electronic format copy of Post-Effective Amendment No. 5 to the Form N-4 registration statement for certain variable annuity contracts to be issued through the Account.  This amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933 to add an optional Guaranteed Minimum Withdrawal Benefit Rider.

An electronic format copy of this registration statement is being delivered to the Office of Insurance Products, Division of Investment Management.  This registration statement has been manually signed by the persons specified in the 1933 Act.  Pursuant to Rule 302 of Regulation S-T, the Company will retain the manually executed copy of the registration statement.

If you have any questions or comments regarding this registration statement, please call the undersigned at (800) 627-0220.

Sincerely,

/s/ MAX BERUEFFY

Max Berueffy
Senior Associate Counsel